Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 55,448,895	$ 58,365,330
Receivables, net of allowance for bad debts of $0.8 million (2020: $0.5 million)	20,303,507	17,808,496
Prepaid expenses and other assets	3,511,349	3,683,910
Advances and deposits	3,550,942	2,516,646
Inventories	11,095,318	10,274,062
Vessel held for sale		9,895,000
Current portion of derivative assets	306,912
Total current assets	94,216,923	102,543,444
Non-current assets
Investments and other assets, net of accumulated depreciation of $1.9 million (2020: $1.7 million)	11,081,579	678,632
Vessels and vessel equipment, net of accumulated depreciation of $201.7 million (2020: $170.2 million)	603,227,228	631,458,305
Deferred drydock expenditures, net of accumulated amortization of $18.4 million (2020: $13.3 million)	8,878,578	10,216,090
Advances for ballast water treatment systems	2,032,894	2,568,874
Amount receivable in respect of finance leases	2,880,000	2,880,000
Non-current portion of derivative assets	981,835
Operating lease, right-of-use asset	1,231,877	1,662,510
Total non-current assets	630,313,991	649,464,411
TOTAL ASSETS	724,530,914	752,007,855
Current liabilities
Accounts payable	8,577,567	9,125,321
Accrued expenses and other liabilities	10,741,500	11,233,767
Deferred revenue	2,069,750
Accrued interest on debt and finance leases	650,742	769,304
Current portion of long-term debt	15,103,186	22,456,396
Current portion of finance lease obligations	21,083,831	18,454,222
Current portion of derivative liabilities		397,418
Current portion of operating lease obligations	273,141	463,559
Total current liabilities	58,499,717	62,899,987
Non-current liabilities
Non-current portion of long-term debt	129,998,205	188,054,568
Non-current portion of finance lease obligations	205,370,846	179,250,162
Non-current portion of derivative liabilities		433,974
Non-current portion of operating lease obligations	722,085	1,034,218
Other non-current liabilities	942,508
Total non-current liabilities	337,033,644	368,772,922
TOTAL LIABILITIES	395,533,361	431,672,909
Redeemable Preferred Stock
Cumulative redeemable preferred stock	37,043,138
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 36,383,937 issued and 34,363,884 outstanding as at December 31, 2021 and 35,206,656 issued and 33,186,603 outstanding as at December 31, 2020)	363,839	352,067
Additional paid in capital	426,102,179	418,180,983
Accumulated other comprehensive income / (loss)	1,044,067	(729,135)
Treasury stock (2,020,053 shares as at December 31, 2021 and December 31, 2020)	(15,635,765)	(15,635,765)
Accumulated deficit	(119,919,905)	(81,833,204)
Total stockholders' equity	291,954,415	320,334,946
Total redeemable preferred stock and stockholders' equity	328,997,553	320,334,946
TOTAL LIABILITIES, REDEEMABLE PREFERRED STOCK AND EQUITY	$ 724,530,914	$ 752,007,855